FSI P3 12/18

SUPPLEMENT DATED DECEMBER 3, 2018

TO THE PROSPECTUSES DATED

MAY 1, 2018 OF

FRANKLIN STRATEGIC INCOME VIP FUND

(a series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

I. Effective December 31, 2018, the portfolio management team under the “FUND SUMMARIES – Franklin Strategic Income VIP Fund – Portfolio Managers” section on page FSI-S6 is replaced with the following:

Portfolio Managers

Roger Bayston, CFA   Executive Vice President of Advisers and portfolio manager of the Fund since 2015.

Sonal Desai, Ph.D.   Senior Vice President of Advisers and portfolio manager of the Fund since December 2018.

Patricia O'Connor, CFA   Vice President of Advisers and portfolio manager of the Fund since 2016.

II. Effective December 31, 2018, the portfolio management team under the “Fund Details – Franklin Strategic Income VIP Fund – Management” section on page FSI-D13 is replaced with the following:

The Fund is managed by a team of dedicated professionals focused on investments in U.S. and foreign debt securities. The portfolio managers of the team are as follows:

Roger Bayston, CFA   Executive Vice President of Advisers

Mr. Bayston has been a portfolio manager of the Fund since 2015. He joined Franklin Templeton Investments in 1991.

Sonal Desai, Ph.D.   Senior Vice President of Advisers

Dr. Desai has been a portfolio manager of the Fund since December 2018. She joined Franklin Templeton Investments in 2009.

Patricia O'Connor, CFA   Vice President of Advisers

Ms. O’Connor has been portfolio manager of the Fund since 2016. She joined Franklin Templeton Investments in 1997.

As co-lead portfolio managers, Dr. Desai and Mr. Bayston are jointly and primarily responsible for the day-to-day management of the Fund's portfolio. They have equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time. Ms. O'Connor provides the Fund with research and advice on the purchases and sales of individual securities, and portfolio risk assessment.

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Please keep this supplement with your prospectus for future reference.

TGB P1 12/18

SUPPLEMENT DATED DECEMBER 3, 2018

TO THE PROSPECTUSES DATED

MAY 1, 2018 OF

TEMPLETON GLOBAL BOND VIP FUND

(a series of Franklin Templeton Variable Insurance Products Trust)

The prospectus is amended as follows:

I. Effective December 31, 2018, the portfolio management team under the “FUND SUMMARIES – Templeton Global Bond VIP Fund – Portfolio Managers” section on page TGB-S6 is replaced with the following:

Portfolio Managers

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers and portfolio manager of the Fund since 2001.

Calvin Ho, Ph.D.   Portfolio Manager of Advisers and portfolio manager of the Fund since December 2018.

II. Effective December 31, 2018, the portfolio management team under the “Fund Details – Templeton Global Bond VIP Fund – Management” section on page TGB-D10 is replaced with the following:

The Fund is managed by the following dedicated professionals focused on investments of bonds issued by government and government agencies around the world:

Michael Hasenstab, Ph.D.   Executive Vice President of Advisers

Dr. Hasenstab has been a lead portfolio manager of the Fund since 2001. He has primary responsibility for the investments of the Fund. Dr. Hasenstab has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. Dr. Hasenstab first joined Franklin Templeton

Investments in 1995, rejoining again in 2001 after a three-year leave to obtain his Ph.D.

Calvin Ho, Ph.D.   Portfolio Manager of Advisers

Dr. Ho has been has been a portfolio manager of the Fund since December 2018, providing research and advice on the purchases and sales of individual securities and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

Please keep this supplement with your prospectus for future reference.